Intangible Assets, Net - Schedule of Amortization Amount of Intangible Asset (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Amortization Amount of Intangible Asset [Abstract]
2026	$ 7,138
2027	7,138
2028	6,772
2029	5,826
2030 and thereafter	7,860
Total	$ 34,734	$ 40,531